Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Current tax
Tax expense for current year	$ 4,151	$ 4,893
Adjustments for prior years	(230)	(92)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	0	(16)
Current tax expense income after adjustments	3,921	4,785
Deferred tax
Origination and reversal of temporary difference	232	(216)
Effects of changes in tax rates	4	(4)
Adjustments for prior years	231	74
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(86)	(58)
Deferred tax expense income after adjustments	381	(204)
Income taxes (recoveries)	4,302	4,581
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(633)	(35)
Provision for credit losses recognized in income	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	2	(28)
Unrealized foreign currency translation gains (losses)	2	1
Net foreign currency translation gains (losses) from hedging activities	(478)	591
Reclassification of losses (gains) on net investment hedging activities to income	6
Net gains (losses) on derivatives designated as cash flow hedges	628	485
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	70	97
Remeasurements of employee benefit plans	287	796
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	622	20
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(3)	17
Share-based compensation awards	10	(17)
Distributions on other equity instruments and issuance costs	(45)	(42)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	466	1,885
Total income taxes	$ 4,768	$ 6,466